Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Bank Loans and Notes Payable

Note 18. Bank Loans and Notes Payable

	At December 31, (1)
(in millions of Mexican pesos)	2019		2020		2021		2022		2023		2024 and Thereafter		Carrying Value at December 31, 2018		Fair Value at December 31, 2018		Carrying Value at December 31, 2017(1)
Short-term debt:
Fixed rate debt:
Argentine pesos
Bank loans	Ps.	157	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	157	Ps.	141	Ps.	106
Interest rate		36.8%		—		—		—		—		—		36.8%		—		22.4%
Chilean pesos
Bank loans		594		—		—		—		—		—		594		594		770
Interest rate		3.2%		—		—		—		—		—		3.2%		—		3.1%
U.S. dollars
Bank loans		—		—		—		—		—		—		—		—		—
Interest rate		—		—		—		—		—		—		—		—		—
Capital leases		10		—		—		—		—		—		10		10		—
Interest rate		3.3%		—		—		—		—		—		3.3%		—		—
Uruguayan pesos
Bank loans		771		—		—		—		—		—		771		771		—
Interest rate		10%		—		—		—		—		—		10%		—		—
Variable rate debt:				—		—		—		—		—
Mexican pesos
Bank loans		450		—		—		—		—		—		450		450		—
Interest rate		9.2%		—		—		—		—		—		9.2%		—		—
Colombian pesos
Bank loans		454		—		—		—		—		—		454		454		1,951
Interest rate		5.6%		—		—		—		—		—		5.6%		—		7.3%
Chilean pesos
Bank loans		—		—		—		—		—		—		—		—		3
Interest rate		—		—		—		—		—		—		—		—		6.1%

Total short-term debt	Ps.	2,436	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,436	Ps.	2,420	Ps.	2,830

(in millions of Mexican pesos)	2019		2020		2021		2022		2023		2024 and Thereafter		Carrying Value at December 31, 2018		Fair Value at December 31, 2018		Carrying Value at December 31, 2017(1)
Long-term debt:
Fixed rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	22,439	Ps.	—	Ps.	22,439	Ps.	23,063	Ps.	23,449
Interest rate		—		—		—		—		1.7%		—		1.7%		—		1.8%
U.S. dollars
Yankee bond		—		9,829		—		—		17,557		11,818		39,204		40,716		48,043
Interest rate		—		4.6%		—		—		3.9%		5.3%		4.5%		—		4.1%
U.S. dollars Promissory Note		4,652		—		—		—		—		—		4,652		4,516		—
Interest rate (1)		0.4%		—		—		—		—		—		0.4%		—		—
Bank of NY (FEMSA USD 2023)		—		—		—		—		5,849		—		5,849		5,657		5,852
Interest rate (1)		—		—		—		—		2.9%		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		13,504		13,504		13,229		13,510
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Capital leases		5		2		—		—		—		—		7		7		13
Interest rate (1)		17.8%		8.1%		—		—		—		—		14.7%		—		3.8%
Mexican pesos
Domestic senior notes		—		—		2,498		—		7,495		8,488		18,481		17,218		18,479
Interest rate		—		—		8.3%		—		5.5%		7.9%		6.9%		—		6.9%
Bank loans		33		32		12		—		—		—		77		77		—
Interest rate		—		—		8.3%		—		—		—		6.4%		—		—
Brazilian reais
Bank loans		209		129		78		67		38		24		545		531		1,033
Interest rate		5.8%		5.9%		6.0%		6.1%		6.4%		6.6%		6.0%		—		5.7%
Notes payable (2)		—		—		—		—		—		—		—		—		6,707
Interest rate		—		—		—		—		—		—		—		—		0.4%
Chilean pesos
Bank loans		—		—		—		—		—		—		—		—		40
Interest rate		—		—		—		—		—		—		—		—		7.9%
Capital leases		31		26		17		—		—		—		74		74		98
Interest rate		3.7%		3.5%		3.2%		—		—		—		3.5%		—		3.5%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		728
Interest rate		—		—		—		—		—		—		—		—		9.6%
Capital leases		—		—		—		—		—		—		—		—		17
Interest rate		—		—		—		—		—		—		—		—		4.2%
Uruguayan pesos
Bank loans		—		573		—		—		—		—		573		573		—
Interest rate		—		10.2%		—		—		—		—		10.2%		—		—

Subtotal	Ps.	4,930	Ps.	10,591	Ps.	2,605	Ps.	67	Ps.	53,378	Ps.	33,834	Ps.	105,405	Ps.	105,661	Ps.	117,969

(1)	All interest rates shown in this table are weighted average contractual annual rates.

(in millions of Mexican pesos)	2019		2020		2021		2022		2023		2024 and Thereafter		Carrying Value at December 31, 2018		Fair Value at December 31, 2018		Carrying Value at December 31, 2017(1)
Variable rate debt:
U.S. dollars
Bank loans	Ps.	—	Ps.	4,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,025	Ps.	4,062	Ps.	4,032
Interest rate (1)		—		3.3%		—		—		—		—		3.3%		—		2.1%
Mexican pesos
Domestic senior notes		—		—		—		1,497		—		—		1,497		1,276		1,496
Interest rate (1)		—		—		—		8.6%		—		—		8.6%		—		7.7%
Bank Loans		5,049		145		5,492		38		7		—		10,731		10,731		—
Interest rate (1)		8.6%		10.1%		8.6%		10.1%		10.1%		—		8.6%		—		—
Brazilian reais
Bank loans		244		198		57		6		—		—		505		527		870
Interest rate		9.4%		9.5%		10.4%		10.4%		—		—		9.5%		—		8.5%
Notes payable		5		—		—		—		—		—		5		5		15
Interest rate		0.4%		—		—		—		—		—		0.4%		—		0.4%
Colombian pesos
Bank loans		424		424		—		—		—		—		848		848		—
Interest rate		5.6%		5.7%		—		—		—		—		5.7%		—		—
Chilean pesos
Bank loans		586		978		645		663		340		—		3,212		3,211		4,136
Interest rate		4.3%		4.1%		4%		4.1%		3.9%		—		4.1%		—		4.1%

Subtotal	Ps.	6,308	Ps.	5,770	Ps.	6,194	Ps.	2,204	Ps.	347	Ps.	—	Ps.	20,823	Ps.	20,660	Ps.	10,549

Total long-term debt	Ps.	11,238	Ps.	16,361	Ps.	8,799	Ps.	2,271	Ps.	53,725	Ps.	33,834	Ps.	126,228	Ps.	126,321	Ps.	128,518

Current portion of long term debt														(11,238)				(10,760)

													Ps.	114,990			Ps.	117,758

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)

Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

Hedging Derivative Financial Instruments (1)	2019		2020		2021		2022		2023		2024 and Thereafter		Total 2018		Total 2017
	(notional amounts in millions of Mexican pesos)
Cross currency swaps:
U.S. dollars to Mexican pesos
Fixed to variable (2)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	11,403	Ps.	—	Ps.	11,403	Ps.	11,403
Interest pay rate		—		—		—		—		9.8%		—		9.8%		8.9%
Interest receive rate		—		—		—		—		4.0%		—		4.0%		4.0%
Fixed to fixed		—		9,841		—		—		3,038		6,889		19,768		19,818
Interest pay rate		—		9.0%		—		—		7.7%		9.7%		9.1%		9.1%
Interest receive rate		—		3.9%		—		—		3.9%		4.0%		3.9%		3.9%
U.S. dollars to Brazilian reais
Fixed to variable		4,652		—		—		—		—		—		4,652		19,617
Interest pay rate		4.7%		—		—		—		—		—		4.7%		6.0%
Interest receive rate		0.4%		—		—		—		—		—		0.4%		2.0%
Variable to variable		—		—		—		—		—		—		—		19,617
Interest pay rate		—		—		—		—		—		—		—		6.6%
Interest receive rate		—		—		—		—		—		—		—		2.5%
Fixed to fixed		—		4,559		—		—		—		—		4,559		—
Interest pay rate		—		8.3%		—		—		—		—		8.3%		—
Interest receive rate		—		2.9%		—		—		—		—		2.9%		—
Variable to fixed		—		—		4,035		—		9,448		—		13,483		—
Interest pay rate		—		—		7.9%		—		9.5%		—		9.0%		—
Interest receive rate		—		—		2.9%		—		3.9%		—		3.6%		—
Chilean pesos
Variable to fixed		—		364		—		—		—		—		364		620
Interest pay rate		—		6.9%		—		—		—		—		6.9%		6.9%
Interest receive rate		—		4.6%		—		—		—		—		4.6%		3.9%
Interest rate swap:
Mexican pesos
Variable to fixed rate:		19		—		513		617		1,698		—		2,847		3,515
Interest pay rate		6.5%		—		7.6%		6.6%		5.8%		—		6.3%		5.8%
Interest receive rate		3.8%		—		3.8%		4.5%		3.9%		—		4.0%		4.5%
Variable to fixed rate (2):
Interest pay rate		—		—		—		—		7.2%		—		7.2%		7.2%
Interest receive rate		—		—		—		—		9.8%		—		9.8%		8.9%

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)

Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 9.8% and pay a fixed rate of 7.2%; joined with a cross currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 9.8%.

For the years ended December 31, 2018, 2017 and 2016, the interest expense is comprised as follows:

	2018		2017		2016
Interest on debts and borrowings	Ps.	6,760	Ps.	6,377	Ps.	5,694
Capitalized interest		(5)		(10)		(32)
Finance charges for employee benefits		373		317		282
Derivative instruments		2,649		4,339		3,519
Finance operating charges		47		69		183

	Ps.	9,825	Ps.	11,092	Ps.	9,646

In March 14, 2016, the Company issued long-term debt on the Irish Stock Exchange (“ISE”) in the amount of €. 1,000, which was made up of senior notes with a maturity of 7 years, a fixed interest rate of 1.75% and a spread of 155 basis points over the relevant benchmark mid-swap, for a total yield of 1.824%. The Company has designated this non-derivative financial liability as a hedge on the net investment in Heineken. For the year ended December 31, 2018, a foreign exchange gain, net of tax, has been recognized as part of the exchange differences on translation of foreign operations within the cumulative other comprehensive income of Ps. 724.

In August 18, 2017, Coca-Cola FEMSA partially prepaid U.S. $555 of a dollar denominated bond due in 2018, reducing the outstanding senior note to U.S. $445 with interest at a fixed rate of 2.38%.

Coca-Cola FEMSA has the following bonds:

a) registered with the Mexican stock exchange:

i) Ps. 2,500 (nominal amount) with a maturity date in 2021 and fixed interest rate of 8.27%; ii) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46%; iii) Ps. 1,500 (nominal amount) with a maturity date 2022 and floating interest rate of TIIE + 0.25%; and iv) Ps. 8,500 (nominal amount) with a maturity date 2027 and fixed interest rate of 7.87%.

b) registered with the SEC:

i) Senior notes of U.S. $500 with interest at a fixed rate of 4.63% and maturity date on February 15, 2020; ii) Senior notes of U.S. $445 with interest at a fixed rate of 2.38% and maturity date on November 26, 2018; iii) Senior notes of U.S. $900 with interest at a fixed rate of 3.88% and maturity date on November 26, 2023; and iv) Senior notes of U.S. $600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043.

The mentioned bonds are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company was in compliance with all restrictions and covenants contained in its financing agreements.

18.1 Reconciliation of liabilities arising from financing activities

	Carrying Value at December 31, 2017		Cash Flows		Non-cash flows						Carrying Value at December 31, 2018
					Acquisition		Foreign Exchange Movement		Others
Bank loans	Ps.	13,669	Ps.	8,313	Ps.	1,147	Ps.	417	Ps.	(602)	Ps.	22,944
Notes payable		117,551		(9,314)		—		(769)		(1,840)		105,628
Lease liabilities		128		(26)		—		(10)		—		92

Total liabilities from financing activities	Ps.	131,348	Ps.	(1,027)	Ps.	1,147	Ps.	(362)	Ps.	(2,442)	Ps.	128,664

	Carrying Value at December 31, 2016		Cash Flows		Non-cash flows						Carrying Value at December 31, 2017
					Acquisition		Foreign Exchange Movement		Others
Bank loans	Ps.	14,497	Ps.	(949)	Ps.	—	Ps.	190	Ps.	(69)	Ps.	13,669
Notes payable		123,859		(3,574)		—		4,954		(7,688)		117,551
Lease liabilities		892		(8)		—		—		(756)		128

Total liabilities from financing activities	Ps.	139,248	Ps.	(4,531)	Ps.	—	Ps.	5,144	Ps.	(8,513)	Ps.	131,348